Subsequent Event	12 Months Ended
Jun. 30, 2013
Subsequent Event [Abstract]
Subsequent Event [Text Block]
12. Subsequent Event

On July 15, 2013, we entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), with TotipotentRX providing for the merger of TotipotentRX into the Company, with the Company surviving. TotipotentRX is a privately held biomedical technology company specializing in human clinical trials in the field of regenerative medicine and is the exclusive provider of cell-based therapies to the Fortis Healthcare System.
Assuming the merger is consummated, a TotipotentRX stockholder will receive, in exchange for each share of TotipotentRX common stock held by such stockholder immediately before the closing of the Merger, approximately 31.105 shares of Company common stock. After the merger, the former shareholders of TotipotentRX will own approximately 12,490,800 shares of the Company’s common stock, in the aggregate representing approximately 43% of the Company’s shares of common stock outstanding, excluding shares of common stock subject to options and warrants.
The Merger Agreement was unanimously approved by the boards of directors of both companies. The contemplated merger is subject to the approval of the Company’s and TotipotentRX’s respective stockholders at stockholders meetings and satisfaction of other closing conditions, including the filing of a registration statement with the SEC. Further, the combined company will be named Cesca Therapeutics to better reflect the combined products and services of the two companies. It is anticipated that the merger will close during the fourth quarter of calendar 2013.

The Merger Agreement contains certain termination rights for both the Company, on the one hand, and TotipotentRX, on the other, and further provides that, upon termination of the Merger Agreement under specified circumstances, including, but not limited to, termination due to a failure by one party to recommend approval of the Merger, a party soliciting an acquisition proposal in breach of the Merger Agreement, or a party entering into an agreement with a third party related to an acquisition proposal, that breaching party may be required to pay to the other party a termination fee of $500,000.